Expense Example - FidelityGovernmentMoneyMarketFund-ClassSPRO - FidelityGovernmentMoneyMarketFund-ClassSPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Class S	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 43
3 years	142
5 years	252
10 years	$ 574